Notes Payable and Line of Credit (Details Narrative 1) - USD ($)		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 09, 2015	Mar. 31, 2015	Jan. 26, 2015	Jun. 30, 2013	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Deferred financing fees amortized into interest expense							$ 101,897
Annual interest									12.00%	12.00%
Maturity period	1 year		1 year						1 year	1 year
Term Loan [Member]
Line of Credit Facility [Line Items]
Annual interest					8.00%		8.00%		8.00%
Term loan, maturity date							May 31, 2015		May 31, 2015
Loans receivable, outstanding					$ 141,759		$ 141,759
Description of interest rate of loans receivable							Annual interest at a rate of 8% over the prevailing Bank of England Base Rate (the Bank of England base rate is currently 0.5% a year, but may change from time to time).
Outstanding balances of term loan									$ 148,006
Term Loan [Member] | Robson Dowry [Member]
Line of Credit Facility [Line Items]
Annual interest					4.98%		4.98%
Maturity period		4 months
Loans receivable, outstanding		$ 100,000			$ 57,465	$ 100,000	$ 57,465
Description of interest rate of loans receivable		An interest rate of 4.98% above the base rate or 6% (whichever is higher)
Term Loan [Member] | GBP
Line of Credit Facility [Line Items]
Loans receivable, outstanding					93,833		93,833
Outstanding balances of term loan									86,500
Term Loan [Member] | GBP | Robson Dowry [Member]
Line of Credit Facility [Line Items]
Loans receivable, outstanding		$ 65,000				65,000
Revolving Credit Facility [Member] | Charles Odom [Member]
Line of Credit Facility [Line Items]
Line of credit, initiation date				Jun. 07, 2013
Line of credit, expiration period				24 months
Line of credit, expiration date				Jun. 07, 2015
Line of credit, borrowing capacity				$ 750,000	475,000		475,000		275,000
Line of credit, current drawdown									475,000
Repayment of line of credit					40,000	$ 75,000
Line of credit, remaining borrowing capacity					360,000		$ 360,000
Shares issued as deferred financing fees, shares				118,750			1,979
Deferred financing fees				$ 475,000	$ 475,000		$ 475,000
Deferred financing fees amortized into interest expense							$ 58,227		245,867
Annual interest				15.00%	15.00%		15.00%
Maturity period				12 months			12 months
Proceeds of capital raise that changes the maturity period to 14 days				$ 10,000,000			$ 10,000,000
Overdraft facility [Member]
Line of Credit Facility [Line Items]
Line of credit, remaining borrowing capacity					$ 60,908		60,908		63,030
Overdraft facility [Member] | GBP
Line of Credit Facility [Line Items]
Line of credit, remaining borrowing capacity					$ 40,331		$ 40,331		$ 39,981